Note 11 - Earnings Per Share	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

11. Earnings Per Share

Basic and diluted earnings per common share is computed as follows:

	For the six months ended June 30,
	2022	2023

Net income	60,686,136	57,632,915
Weighted average common shares – outstanding, basic	7,223,189	6,958,748
Basic earnings per share	8.40	8.28
Effect of dilutive securities:
Dilutive effect of unvested shares	33,245	26,674
Weighted average common shares – outstanding, diluted	7,256,434	6,985,422
Diluted earnings per share	8.36	8.25

For the six-month periods ended June 30, 2022 and 2023, the denominator of the diluted earnings per share calculation includes 33,245 and 26,674 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.